Related party transactions - Transactions with Related Parties (Details) - USD ($) $ in Thousands			12 Months Ended
	Nov. 13, 2018	Sep. 26, 2016	Dec. 31, 2018	Dec. 31, 2017
Synergy Ballard JVCo
Disclosure of transactions between related parties [line items]
Percentage ownership interest		10.00%	10.00%
Synergy Ballard JVCo | Joint venture
Disclosure of transactions between related parties [line items]
Trade and other receivables			$ 481	$ 1,415
Investments			0	676
Deferred revenue			2,021	2,973
Revenues			$ 17,547	30,916
Weichai Ballard JV
Disclosure of transactions between related parties [line items]
Percentage ownership interest	49.00%		49.00%
Weichai Ballard JV | Associates
Disclosure of transactions between related parties [line items]
Trade and other receivables			$ 1,123	0
Investments			13,989	0
Deferred revenue			8,875	0
Revenues			$ 1,248	$ 0